497(e)
                                                                      333-134304
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MONY Life Insurance Company of America

SUPPLEMENT DATED JANUARY 7, 2010 TO THE CURRENT PROSPECTUS FOR


o Incentive Life Legacy(R)
o Incentive Life Legacy(R) II

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below. Certain Portfolios may not be available under your contract.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST

PORTFOLIO SUB-ADVISER CHANGE

Effective on or about December 28, 2009, AllianceBernstein L.P. replaced SSgA Funds Management, Inc. as the Sub-Adviser to the Multimanager Aggressive Equity, Multimanager Large Cap Core Equity and Multimanager Large Cap Value Portfolios.

AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "About the Portfolios of the Trusts" in your Prospectus for more information.

















     Incentive Life Legacy(R) and Incentive Life Legacy(R) II are issued by
                   MONY Life Insurance Company of America and
  Incentive Life Legacy(R) is a registered service mark of AXA Equitable Life
                       Insurance Company (AXA Equitable).
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                   Avenue of the Americas, New York, NY 10104.

    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

EVM-100 (1/10)                                         Catalog No. 143818 (1/10)
MLDA/IL Legacy/IL Legacy II NB/IF (AR)                                    x02875